CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
Supplemental Consolidating Balance Sheet
As at December 31, 2013 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Assets
Current assets
Cash and cash equivalents	$1.3	$10.6	$0.2	$–	$12.1
Accounts receivable	0.9	115.6	–	–	116.5
Inventories	–	140.2	–	–	140.2
Prepaids and other	0.6	3.9	–	–	4.5
Assets held for sale	–	5.7	–	–	5.7
	2.8	276.0	0.2	–	279.0
Property, plant and equipment	326.9	83.7	1.6	–	412.2
Advances to related companies	226.9	359.1	(1.4)	(584.6)	–
Investments, net of equity in related companies	152.9	–	–	(152.9)	–
Other assets	–	8.9	–	–	8.9
	$709.5	$727.7	$0.4	$(737.5)	$700.1
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$15.7	$103.8	$0.2	$–	$119.7
Current portion of long-term debt	2.0	–	–	–	2.0
	17.7	103.8	0.2	–	121.7
Long-term debt	301.8	–	–	–	301.8
Advances from related companies	359.6	224.5	0.5	(584.6)	-
Employee future benefits	12.6	242.3	–	–	254.9
Other long-term obligations	4.9	3.9	–	–	8.8
	696.6	574.5	0.7	(584.6)	687.2
Equity
Shareholders’ equity
Common stock	144.9	–	–	–	144.9
Retained earnings (deficit)	(162.8)	40.3	10.2	(50.5)	(162.8)
Accumulated other comprehensive income (loss)	30.8	13.2	–	(13.2)	30.8
Predecessor equity	–	99.7	(10.5)	(89.2)	–
	12.9	153.2	(0.3)	(152.9)	12.9
	$709.5	$727.7	$0.4	$(737.5)	$700.1

As at December 31, 2012 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Assets
Current assets
Cash and cash equivalents	$0.8	$8.9	$6.9	$–	$16.6
Restricted cash	0.7	–	–	–	0.7
Accounts receivable	2.3	111.0	0.7	–	114.0
Inventories	–	125.0	–	–	125.0
Prepaids and other	0.7	7.5	0.7	–	8.9
Assets held for sale	–	34.3	–	–	34.3
	4.5	286.7	8.3	–	299.5
Property, plant and equipment	387.1	76.0	148.5	–	611.6
Goodwill	56.7	–	–	–	56.7
Advances to related companies	234.2	348.2	(0.8)	(581.6)	–
Investments, net of equity loss in related companies	93.7	–	–	(93.7)	–
Other assets	24.3	9.7	0.6	(23.6)	11.0
	$800.5	$720.6	$156.6	$(698.9)	$978.8
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$27.9	$76.0	$9.9	$–	$113.8
Current portion of long-term debt	6.5	0.1	–	–	6.6
Liabilities associated with assets held for sale	–	15.2	–	–	15.2
	34.4	91.3	9.9	–	135.6
Long-term debt	308.2	–	113.8	–	422.0
Advances from related companies	320.4	236.6	24.6	(581.6)	–
Employee future benefits	9.7	280.0	–	–	289.7
Other long-term obligations	5.2	3.7	–	–	8.9
Deferred credits	–	–	23.6	(23.6)	–
	677.9	611.6	171.9	(605.2)	856.2
Equity
Shareholders’ equity
Common stock	144.9	–	–	–	144.9
Additional paid-in capital	–	–	–	–	–
Retained earnings (deficit)	(35.2)	3.5	(4.8)	1.3	(35.2)
Accumulated other comprehensive income (loss)	6.6	5.8	–	(5.8)	6.6
Predecessor equity	–	99.7	(10.5)	(89.2)	–
	116.3	109.0	(15.3)	(93.7)	116.3
Non-controlling interest (deficit)	6.3	–	–	–	6.3
	122.6	109.0	(15.3)	(93.7)	122.6
	$800.5	$720.6	$156.6	$(698.9)	$978.8

As at September 30, 2012 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Assets
Current assets
Cash and cash equivalents	$0.3	$4.8	$7.1	$–	$12.2
Restricted cash	3.6	0.1	–	–	3.7
Accounts receivable	1.9	138.8	0.1	–	140.8
Inventories	–	131.5	–	–	131.5
Prepaids and other	0.3	12.3	0.4	–	13.0
Assets held for sale	–	56.2	–	–	56.2
	6.1	343.7	7.6	–	357.4
Property, plant and equipment	390.5	76.2	147.4	–	614.1
Goodwill	56.7	–	–	–	56.7
Advances to related companies	239.7	295.9	1.0	(536.6)	–
Investments, net of equity loss in related companies	89.2	–	–	(89.2)	–
Other assets	25.1	10.8	0.6	(24.6)	11.9
	$807.3	$726.6	$156.6	$(650.4)	$1,040.1
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$15.7	$75.6	$6.2	$–	$97.5
Current portion of long-term debt	6.6	0.1	–	–	6.7
Liabilities associated with assets held for sale	–	14.9	(0.1)	–	14.8
	22.3	90.6	6.1	–	119.0
Long-term debt	345.1	–	113.8	–	458.9
Advances from related companies	271.3	242.7	22.6	(536.6)	–
Employee future benefits	10.4	290.0	–	–	300.4
Other long-term obligations	5.4	3.6	–	–	9.0
Deferred income taxes	–	–	24.6	(24.6)	–
	654.5	626.9	167.1	(561.2)	887.3
Equity
Shareholders’ equity
Common stock	144.9	–	–	–	144.9
Additional paid-in capital	–	–	–	–	–
Retained earnings (deficit)	–	–	–	–	–
Accumulated other comprehensive income (loss)	–	–	–	–	–
Predecessor equity	–	99.7	(10.5)	(89.2)	–
	144.9	99.7	(10.5)	(89.2)	144.9
Non-controlling interest (deficit)	7.9	–	–	–	7.9
	152.8	99.7	(10.5)	(89.2)	152.8
	$807.3	$726.6	$156.6	$(650.4)	$1,040.1

CONSOLIDATED BALANCE SHEETS
(In millions of Canadian dollars)

	Successor			Predecessor
	As at December 31,		As at September 30,	As at December 31,
	2013	2012	2012	2011	2010	2009
Assets
Current assets
Cash and cash equivalents	$12.1	$16.6	$12.2	$25.1	$95.4	$83.1
Restricted cash	–	0.7	3.7	–	–	–
Accounts receivable	116.5	114.0	140.8	134.9	120.6	101.5
Inventories	140.2	125.0	131.5	146.9	139.9	178.3
Prepaids and other	4.5	8.9	13.0	20.0	27.7	25.2
Assets held for sale	5.7	34.3	56.2	–	–	–
	279.0	299.5	357.4	326.9	383.6	388.1
Property, plant and equipment	412.2	611.6	614.1	386.3	1,285.6	1,664.7
Goodwill	–	56.7	56.7	–	–	–
Other assets	8.9	11.0	11.9	24.4	27.0	38.0
	$700.1	$978.8	$1,040.1	$737.6	$1,696.2	$2,090.8
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$119.7	$113.8	$97.5	$174.5	$171.6	$173.3
Current portion of long-term debt	2.0	6.6	6.7	466.8	27.0	1.0
Liabilities associated with assets held for sale	–	15.2	14.8	–	–	–
	121.7	135.6	119.0	641.3	198.6	174.3
Long-term debt	301.8	422.0	458.9	375.5	783.9	774.6
Employee future benefits	254.9	289.7	300.4	305.7	269.1	294.6
Other long-term obligations	8.8	8.9	9.0	19.2	20.2	13.4
Deferred income taxes/deferred credits	–	–	–	13.2	21.0	38.3
	687.2	856.2	887.3	1,354.9	1,292.8	1,295.2
Equity
Shareholders’ equity
Common stock	144.9	144.9	144.9	1,035.2	1,035.0	1,035.0
Additional paid-in-capital	–	–	–	16.6	16.6	16.4
Retained earnings (deficit)	(162.8)	(35.2)	–	(1,556.0)	(582.0)	(185.1)
Accumulated other comprehensive income (loss)	30.8	6.6	–	(89.4)	(46.1)	(52.7)
	12.9	116.3	144.9	(593.6)	423.5	813.6
Non-controlling interest (deficit)	–	6.3	7.9	(23.7)	(20.1)	(18.0)
	12.9	122.6	152.8	(617.3)	403.4	795.6
	$700.1	$978.8	$1,040.1	$737.6	$1,696.2	$2,090.8

Schedule of Condensed Income Statement [Table Text Block]
Supplemental Consolidating Statement of Earnings (Loss)
For the year ended December 31, 2013 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$1,051.4	$5.6	$(5.6)	$1,051.4
Operating expenses
Cost of sales, excluding depreciation and amortization	17.5	957.7	1.3	(5.6)	970.9
Depreciation and amortization	36.7	8.7	1.6	–	47.0
Selling, general and administrative	18.2	15.0	–	–	33.2
Restructuring	0.9	0.3	–	–	1.2
Impairment and other closure costs	86.9	–	–	–	86.9
	160.2	981.7	2.9	(5.6)	1,139.2
Operating earnings (loss)	(160.2)	69.7	2.7	–	(87.8)
Interest expense, net	(17.7)	(17.6)	(2.1)	–	(37.4)
Foreign exchange loss on long-term debt	(18.8)	–	–	–	(18.8)
Equity earnings in Partnership	60.7	–	–	(60.7)	-
Other income (expense), net	6.8	(18.3)	14.2	12.2	14.9
Earnings (loss) before reorganization items and income taxes	(129.2)	33.8	14.8	(48.5)	(129.1)
Reorganization items, net	(1.2)	–	–	–	(1.2)
Income (loss) before income taxes	(130.4)	33.8	14.8	(48.5)	(130.3)
Income tax expense (recovery)	-	0.1	(0.2)	0.2	0.1
Earnings (loss) from continuing operations	(130.4)	33.7	15.0	(48.7)	(130.4)
Earnings from discontinued operations, net of tax	3.1	3.1	–	(3.1)	3.1
Net earnings (loss)	(127.3)	36.8	15.0	(51.8)	(127.3)
Net earnings attributable to non-controlling interest	(0.3)	–	–	–	(0.3)
Net earnings (loss) attributable to the company	$(127.6)	$36.8	$15.0	$(51.8)	$(127.6)

For the three months ended December 31, 2012 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$260.6	$4.6	$(4.7)	$260.5
Operating expenses
Cost of sales, excluding depreciation and amortization	4.4	243.9	2.0	(4.7)	245.6
Depreciation and amortization	8.8	2.2	1.9	–	12.9
Selling, general and administrative	4.6	3.1	–	–	7.7
	17.8	249.2	3.9	(4.7)	266.2
Operating earnings (loss)	(17.8)	11.4	0.7	–	(5.7)
Interest expense, net	(4.6)	(3.7)	(3.3)	–	(11.6)
Foreign exchange loss on long-term debt	(3.2)	–	–	–	(3.2)
Equity earnings in Partnership	8.8	–	–	(8.8)	–
Other income (expense), net	1.4	(1.1)	(0.2)	–	0.1
Earnings (loss) before reorganization items and income taxes	(15.4)	6.6	(2.8)	(8.8)	(20.4)
Reorganization items, net	(10.6)	8.7	(1.3)	–	(3.2)
Income (loss) before income taxes	(26.0)	15.3	(4.1)	(8.8)	(23.6)
Income tax expense (recovery)	0.7	0.6	(1.1)	–	0.2
Earnings (loss) from continuing operations	(26.7)	14.7	(3.0)	(8.8)	(23.8)
Earnings (loss) from discontinued operations, net of tax	(12.9)	(11.5)	(1.4)	12.9	(12.9)
Net earnings (loss)	(39.6)	3.2	(4.4)	4.1	(36.7)
Net (earnings) loss attributable to non-controlling interest	1.5	–	–	–	1.5
Net earnings (loss) before equity in earnings (loss) of subsidiaries	(38.1)	3.2	(4.4)	4.1	(35.2)
Equity in earnings (loss) of subsidiaries	2.9	–	–	(2.9)	–
Net earnings (loss) attributable to the company	$(35.2)	$3.2	$(4.4)	$1.2	$(35.2)

For the nine months ended September 30, 2012 (predecessor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$797.7	$15.6	$(15.6)	$797.7
Operating expenses
Cost of sales, excluding depreciation and amortization	13.2	715.3	5.1	(15.6)	718.0
Depreciation and amortization	15.4	4.1	3.9	–	23.4
Selling, general and administrative	13.8	12.4	–	–	26.2
Restructuring	5.3	–	–	–	5.3
	47.7	731.8	9.0	(15.6)	772.9
Operating earnings (loss)	(47.7)	65.9	6.6	–	24.8
Interest expense, net	(30.5)	(20.0)	(9.8)	–	(60.3)
Foreign exchange loss on long-term debt	24.0	–	–	–	24.0
Equity earnings in Partnership	79.8	–	–	(79.8)	–
Other income (expense), net	(53.1)	54.6	51.6	(55.7)	(2.6)
Earnings (loss) before reorganization items and income taxes	(27.5)	100.5	48.4	(135.5)	(14.1)
Reorganization items, net	512.9	98.4	55.6	–	666.9
Income (loss) before income taxes	485.4	198.9	104.0	(135.5)	652.8
Income tax expense (recovery)	8.4	(21.4)	11.9	–	(1.1)
Earnings (loss) from continuing operations	477.0	220.3	92.1	(135.5)	653.9
Earnings (loss) from discontinued operations, net of tax	(3.6)	(4.1)	0.5	3.6	(3.6)
Net earnings (loss)	473.4	216.2	92.6	(131.9)	650.3
Net (earnings) loss attributable to non-controlling interest	(31.9)	–	–	–	(31.9)
Net earnings (loss) before equity in earnings (loss) of subsidiaries	$441.5	$216.2	$92.6	$(131.9)	$618.4
Equity in earnings (loss) of subsidiaries	176.9	–	–	(176.9)	–
Net earnings (loss) attributable to the company	$618.4	$216.2	$92.6	$(308.8)	$618.4

For the year ended December 31, 2011 (predecessor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$1,079.7	$23.4	$(23.4)	$1,079.7
Operating expenses
Cost of sales, excluding depreciation and amortization	20.4	966.7	7.0	(23.4)	970.7
Depreciation and amortization	66.8	25.3	13.4	–	105.5
Selling, general and administrative	20.1	20.1	0.1	–	40.3
Restructuring	5.9	–	–	–	5.9
Impairment and other closure costs	496.2	165.6	–	–	661.8
	609.4	1,177.7	20.5	(23.4)	1,784.2
Operating earnings (loss)	(609.4)	(98.0)	2.9	–	(704.5)
Interest expense, net	(33.3)	(28.6)	(11.3)	–	(73.2)
Foreign exchange gain on long-term debt	(9.7)	–	–	–	(9.7)
Equity earnings in Partnership	61.8	–	–	(61.8)	–
Other income (expense), net	5.7	(8.1)	0.3	–	(2.1)
Earnings (loss) before income taxes	(584.9)	(134.7)	(8.1)	(61.8)	(789.5)
Income tax expense (recovery)	(57.8)	52.3	(2.9)	–	(8.4)
Earnings (loss) from continuing operations	(527.1)	(187.0)	(5.2)	(61.8)	(781.1)
Earnings (loss) from discontinued operations, net of tax	(195.5)	(195.5)	–	195.5	(195.5)
Net earnings (loss)	(722.6)	(382.5)	(5.2)	133.7	(976.6)
Net (earnings) loss attributable to non-controlling interest	2.6	–	–	–	2.6
Net earnings (loss) before equity in earnings (loss) of subsidiaries	$(720.0)	$(382.5)	$(5.2)	$133.7	$(974.0)
Equity in earnings (loss) of subsidiaries	(254.0)	–	–	254.0	–
Net earnings (loss) attributable to the company	$(974.0)	$(382.5)	$(5.2)	$387.7	$(974.0)

CONSOLIDATED STATEMENTS OF EARNINGS
(In millions of Canadian dollars)

	Successor		Predecessor
	Year ended December 31,	Three months ended December 31,	Nine months ended September 30,	Years ended December 31,
	2013	2012	2012	2011	2010	2009
Sales	$1,051.4	$260.5	$797.7	$1,079.7	$1,051.4	$1,077.7
Operating expenses
Cost of sales, excluding depreciation and amortization	970.9	245.6	718.0	970.7	930.1	890.0
Depreciation and amortization	47.0	12.9	23.4	105.5	109.7	137.3
Selling, general and administrative	33.2	7.7	26.2	40.3	43.4	44.8
Restructuring and change-of-control	1.2	–	5.3	5.9	25.3	17.9
Impairment and other closure costs	86.9	–	–	661.8	294.5	17.4
	1,139.2	266.2	772.9	1,784.2	1,403.0	1,107.4
Operating earnings (loss)	(87.8)	(5.7)	24.8	(704.5)	(351.6)	(29.7)
Interest expense, net	(37.4)	(11.6)	(60.3)	(73.2)	(71.9)	(69.1)
Gain on cancellation of long-term debt	–	–	–	–	–	30.7
Foreign exchange gain (loss) on long-term debt	(18.8)	(3.2)	24.0	(9.7)	27.6	75.3
Other income (expense), net	14.9	0.1	(2.6)	(2.1)	(2.6)	(28.6)
Loss before reorganization items and income taxes	(129.1)	(20.4)	(14.1)	(789.5)	(398.5)	(21.4)
Reorganization items, net	(1.2)	(3.2)	666.9	–	–	–
Income (loss) before income taxes	(130.3)	(23.6)	652.8	(789.5)	(398.5)	(21.4)
Income tax expense (recovery)	0.1	0.2	(1.1)	(8.4)	(19.8)	(23.1)
Earnings (loss) from continuing operations	(130.4)	(23.8)	653.9	(781.1)	(378.7)	1.7
Gain (loss) from discontinued operations, net of tax	3.1	(12.9)	(3.6)	(195.5)	(19.5)	(7.3)
Net earnings (loss)	(127.3)	(36.7)	650.3	(976.6)	(398.2)	(5.6)
Net (earnings) loss attributable to non-controlling interest	(0.3)	1.5	(31.9)	2.6	1.3	1.2
Net earnings (loss) attributable to the Company	$(127.6)	$(35.2)	$618.4	$(974.0)	$(396.9)	$(4.4)

Schedule of Condensed Cash Flow Statement [Table Text Block]
Supplemental Consolidating Statement of Cash Flows
For the year ended December 31, 2013 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Cash flows provided (used) by:
Operations
Cash flows provided (used) by operating activities	$52.5	$34.3	$(22.9)	$(71.4)	$(7.5)
Investing
Additions to property, plant and equipment	(16.5)	(6.7)	(0.2)	–	(23.4)
Proceeds from sale of property, plant and equipment	–	0.8	–	–	0.8
Proceeds from sale of non-core assets	6.6	(7.3)	39.9	12.2	51.4
Decrease in restricted cash	0.7	2.4	–	–	3.1
Decrease in other assets	0.2	(0.7)	–	–	(0.5)
Cash flows provided (used) by investing activities	(9.0)	(11.5)	39.7	12.2	31.4
Financing
Increase (decrease) in advances to related companies	(12.7)	(23.0)	(23.5)	59.2	–
Decrease in revolving loan	(13.4)	–	–	–	(13.4)
Purchase of Floating Rate Notes	(15.8)	–	–	–	(15.8)
Decrease in long-term debt	(1.1)	–	–	–	(1.1)
Cash flows provided (used) by financing activities	(43.0)	(23.0)	(23.5)	59.2	(30.3)
Cash and cash equivalents, increase (decrease) in the period	0.5	(0.2)	(6.7)	–	(6.4)
Cash and cash equivalents, beginning of period	0.8	10.8	6.9	–	18.5
Cash and cash equivalents, end of period	$1.3	$10.6	$0.2	$–	$12.1

For the three months ended December 31, 2012 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Cash flows provided (used) by:
Operations
Cash flows provided (used) by operating activities	$(90.5)	$160.9	$(22.2)	$3.9	$52.1
Investing
Additions to property, plant and equipment	(4.2)	(3.2)	(3.0)	–	(10.4)
Proceeds from sale of property, plant and equipment	–	0.8	–	–	0.8
Decrease in restricted cash	2.9	0.5	–	–	3.4
Cash flows provided (used) by investing activities	(1.3)	(1.9)	(3.0)	–	(6.2)
Financing
Increase (decrease) in advances to related companies	132.3	(153.8)	25.4	(3.9)	–
Decrease in revolving loan	(40.0)	–	–	–	(40.0)
Distribution received (paid)	–	0.4	(0.4)	–	–
Cash flows provided (used) by financing activities	92.3	(153.4)	25.0	(3.9)	(40.0)
Cash and cash equivalents, increase (decrease) in the period	0.5	5.6	(0.2)	–	5.9
Cash and cash equivalents, beginning of the period	0.3	5.2	7.1	–	12.6
Cash and cash equivalents, end of period	$0.8	$10.8	$6.9	$–	$18.5

For the nine months ended September 30, 2012 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Cash flows provided (used) by:
Operations
Cash flows provided (used) by operating activities	$119.1	$27.5	$38.2	$(228.8)	$(44.0)
Investing
Additions to property, plant and equipment	(4.9)	(4.6)	(2.7)	–	(12.2)
Proceeds from sale of property, plant and equipment	5.5	6.0	–	–	11.5
Increase in restricted cash	(3.6)	(2.8)	–	–	(6.4)
Decrease in other assets	2.6	1.0	0.1	–	3.7
Cash flows used by investing activities	(0.4)	(0.4)	(2.6)	–	(3.4)
Financing
Increase (decrease) in advances to related companies	(155.0)	(95.4)	21.6	228.8	–
Increase in revolving loan	16.0	–	–	–	16.0
Proceeds on issuance of senior secured notes	33.1	–	–	–	33.1
Deferred financing costs	(9.3)	–	–	–	(9.3)
DIP financing costs	(3.8)	–	–	–	(3.8)
Decrease in other long-term debt	(0.7)	(0.2)	–	–	(0.9)
Share issuance costs	(0.2)	–	–	–	(0.2)
Distribution received (paid)	–	56.3	(56.3)	–	–
Cash flows provided (used) by financing activities	(119.9)	(39.3)	(34.7)	228.8	34.9
Cash and cash equivalents, increase (decrease) in the period	(1.2)	(12.2)	0.9	–	(12.5)
Cash and cash equivalents, beginning of the period	1.5	17.4	6.2	–	25.1
Cash and cash equivalents, end of period	$0.3	$5.2	$7.1	$–	$12.6

For the year ended December 31, 2011 (predecessor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Cash flows provided (used) by:
Operations
Cash flows provided (used) by operating activities	$(427.3)	$(37.2)	$5.3	$387.7	$(71.5)
Investing
Additions to property, plant and equipment	(7.8)	(11.0)	(0.9)	–	(19.7)
Proceeds from sale of property, plant and equipment	–	1.2	–	–	1.2
Decrease (increase) in other assets	(1.2)	2.0	–	–	0.8
Cash flows used by investing activities	(9.0)	(7.8)	(0.9)	–	(17.7)
Financing
Increase in advances to related companies	352.3	131.3	–	(483.6)	–
Increase (decrease) in long-term obligations	–	0.2	(0.2)	–	–
Increase in revolving loan	48.0	–	–	–	48.0
Redemption of senior notes	(25.8)	–	–	–	(25.8)
Deferred financing costs	(2.4)	–	–	–	(2.4)
Decrease in other long-term debt	(0.9)	–	–	–	(0.9)
Distribution paid	–	(94.1)	(1.8)	95.9	–
Cash flows provided (used) by financing activities	371.2	37.4	(2.0)	(387.7)	18.9
Cash and cash equivalents, increase (decrease) during year	(65.1)	(7.6)	2.4	–	(70.3)
Cash and cash equivalents, beginning of year	66.6	25.0	3.8	–	95.4
Cash and cash equivalents, end of year	$1.5	$17.4	$6.2	$–	$25.1

CONSOLIDATED STATEMENTS OF CASH FLOWS
(In millions of Canadian dollars)

	Successor		Predecessor
	Year ended December 31,	Three months ended December 31,	Nine months ended September 30,	Years ended December 31,
	2013	2012	2012	2011	2010	2009
Cash flows provided (used) by:
Operations
Net earnings (loss)	$(127.3)	$(36.7)	$650.3	$(976.6)	$(398.2)	$(5.6)
Items not requiring (providing) cash:
Depreciation and amortization	47.0	12.9	23.4	112.4	119.3	146.6
Impairment and other closure costs	86.9	8.2	3.3	823.6	294.5	17.4
Deferred income taxes	–	0.1	(0.7)	(7.6)	(16.1)	(26.6)
Settlement gain on special pension portability election	(2.6)	–	–	–	–	–
Foreign exchange loss (gain) on long-term debt	18.8	3.2	(24.0)	9.7	(27.6)	(75.3)
Non-cash reorganization items	0.5	2.4	(707.4)	–	–	–
Non-cash interest on compromised notes	–	–	48.4	–	–	–
Gain on cancellation of long-term debt	–	–	–	–	(0.6)	(30.7)
Employee future benefits, expense over (under) cash contributions	(7.0)	(3.4)	(8.4)	(8.0)	(2.4)	4.3
Increase (decrease) in other long-term obligations	(0.2)	(0.1)	–	(3.1)	(4.2)	(0.5)
Loss (gain) on disposal of property, plant and equipment	(0.6)	0.4	(6.7)	(0.1)	(7.2)	3.9
Gain on disposal of non-core assets	(12.3)	–	–	–	–	–
Loss on purchase of Floating Rate Notes	2.2	–	–	–	–	–
Other	1.9	0.2	2.6	(1.8)	10.9	4.6
Changes in non-cash working capital	(14.8)	64.9	(24.8)	(20.0)	(12.5)	65.5
Cash flows provided (used) by operating activities	(7.5)	52.1	(44.0)	(71.5)	(44.1)	103.6
Investing
Additions to property, plant and equipment	(23.4)	(10.4)	(12.2)	(19.7)	(11.2)	(11.5)
Proceeds from sale of property, plant and equipment	0.8	0.8	11.5	1.2	7.9	4.5
Proceeds from sale of non-core assets	51.4	–	–	–	–	–
Decrease (increase) in restricted cash	3.1	3.4	(6.4)	–	–	–
Decrease (increase) in other assets	(0.5)	–	3.7	0.8	(1.2)	4.1
Cash flows provided (used) by investing activities	31.4	(6.2)	(3.4)	(17.7)	(4.5)	(2.9)
Financing
Share issue costs	–	–	(0.2)	–	–	–
Increase (decrease) in revolving loan and loan payable	(13.4)	(40.0)	16.0	48.0	(14.5)	(45.6)
Repayment of long-term debt	–	–	–	(25.8)	–	(75.7)
Purchase of Floating Rate Notes	(15.8)	–	–	–	–	–
Proceeds from long-term debt	–	–	–	–	–	95.0
Proceeds on issuance of senior secured notes	–	–	33.1	–	98.4	–
Note exchange costs	–	–	–	–	(8.3)	(2.2)
Proceeds on termination of debt foreign currency contracts	–	–	–	–	–	34.7
Settlement on purchase of debt securities	–	–	–	–	(9.2)	(26.9)
Deferred financing costs	–	–	(9.3)	(2.4)	(4.5)	(0.9)
DIP financing costs	–	–	(3.8)	–	–	–
Increase (decrease) in other long-term debt	(1.1)	–	(0.9)	(0.9)	(1.0)	(1.0)
Cash flows provided (used) by financing activities	(30.3)	(40.0)	34.9	18.9	60.9	(22.6)
Cash and cash equivalents, increase (decrease) in the year	(6.4)	5.9	(12.5)	(70.3)	12.3	78.1
Cash and cash equivalents, beginning of year	18.5	12.6	25.1	95.4	83.1	5.0
Cash and cash equivalents, end of year	$12.1	$18.5	$12.6	$25.1	$95.4	$83.1